Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	75 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000106438 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class R6/JBAWX)
Average Annual Return, Percent	17.63%	10.38%		9.49%
C000067865 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class R5/JBAVX)
Average Annual Return, Percent	17.60%	10.33%		9.44%
C000067864 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class R4/JBAFX)
Average Annual Return, Percent	17.37%	10.11%		9.22%
C000113485 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class R2/JBATX)
Average Annual Return, Percent	17.08%	9.84%		8.95%
C000001791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class I/SVBIX)
Average Annual Return, Percent	17.50%	10.26%		9.37%
C000001790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class C/SVBCX)
Average Annual Return, Percent	15.36%	9.16%		8.29%
C000001788 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class A/SVBAX)
Average Annual Return, Percent	11.88%	8.92%		8.55%
C000142607 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class A/JDIBX)
Average Annual Return, Percent	20.65%	14.92%		6.96%
C000142609 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class C/JDICX)
Average Annual Return, Percent	25.10%	15.26%		6.73%
C000142610 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class I/JDVIX)
Average Annual Return, Percent	27.38%	16.42%		7.81%
C000142611 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class NAV/JDIVX)
Average Annual Return, Percent	27.48%	16.55%		7.93%
C000142613 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class R2/JDISX)
Average Annual Return, Percent	26.86%	15.98%		7.39%
C000142615 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class R4/JDITX)
Average Annual Return, Percent	27.16%	16.24%		7.66%
C000142608 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class R6/JDIUX)
Average Annual Return, Percent	27.54%	16.55%		7.92%
C000156920 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class R6/JEMGX)
Average Annual Return, Percent	18.93%	1.21%		5.73%
C000156919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class R4/JEMNX)
Average Annual Return, Percent	18.68%	1.01%		5.54%
C000156918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class R2/JEMKX)
Average Annual Return, Percent	18.25%	0.81%		5.36%
C000156917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class NAV)
Average Annual Return, Percent	18.95%	1.20%		5.72%
C000156916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class I/JEMMX)
Average Annual Return, Percent	18.85%	1.09%		5.60%
C000156915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class C/JEMZX)
Average Annual Return, Percent	16.60%	0.09%		4.56%
C000156914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class A/JEMQX)
Average Annual Return, Percent	12.53%	(0.23%)		4.76%
C000213578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Macro Fund (Class A/JDJAX)
Average Annual Return, Percent	(7.93%)	1.05%	0.27%
C000213579 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Macro Fund (Class C/JDJCX)
Average Annual Return, Percent	(4.74%)	1.34%	0.35%
C000213580 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Macro Fund (Class I/JDJIX)
Average Annual Return, Percent	(2.86%)	2.33%	1.36%
C000213577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Macro Fund (Class NAV)
Average Annual Return, Percent	(2.74%)	2.46%	1.48%
C000213576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Macro Fund (Class R6/JDJRX)
Average Annual Return, Percent	(2.40%)	2.54%	1.54%
Without Sales Load [Member] | C000001790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class C/SVBCX)—excluding sales charge
Average Annual Return, Percent	16.36%	9.16%		8.29%
Without Sales Load [Member] | C000001788 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Fund (Class A/SVBAX)—excluding sales charge
Average Annual Return, Percent	17.17%	9.93%		9.04%
Without Sales Load [Member] | C000142607 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class A/JDIBX)—excluding sales charge
Average Annual Return, Percent	27.01%	16.11%		7.51%
Without Sales Load [Member] | C000142609 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Fund (Class C/JDICX)—excluding sales charge
Average Annual Return, Percent	26.10%	15.26%		6.73%
Without Sales Load [Member] | C000156915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class C/JEMZX)—excluding sales charge
Average Annual Return, Percent	17.60%	0.09%		4.56%
Without Sales Load [Member] | C000156914 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund (Class A/JEMQX)—excluding sales charge
Average Annual Return, Percent	18.47%	0.79%		5.30%
Without Sales Load [Member] | C000213578 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Macro Fund (Class A/JDJAX)—excluding sales charge
Average Annual Return, Percent	(3.12%)	2.09%	1.10%
Without Sales Load [Member] | C000213579 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Macro Fund (Class C/JDJCX)—excluding sales charge
Average Annual Return, Percent	(3.78%)	1.34%	0.35%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%		14.64%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.03%	12.33%		7.48%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	27.91%	7.46%		7.69%
Bloomberg U S Aggregate Bond C000213580 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.19%
Bloomberg U S Aggregate Bond C000213577 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.19%
Bloomberg U S Aggregate Bond C000213576 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.19%
Bloomberg U S Aggregate Bond C000213578 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.19%
Bloomberg U S Aggregate Bond C000213579 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.19%
Forty Bloomberg U S Aggregate Bond Index 60 S And P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index
Average Annual Return, Percent	15.29%	10.37%		9.63%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.42%	3.10%	2.69%